WARRANTS, Narrative (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Period to exercise warrants after business combination	30 days	30 days
Period to exercise warrants after closing of initial public offering	1 year	1 year
Expiration period of warrants	5 years	5 years
Period to file registration statement after initial business combination	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Class of warrant or right, threshold trigger price for redemption	$ 10	$ 10
Redeemable Warrants [Member]
Warrants outstanding (in shares)		9,020,750
Private Placement [Member]
Warrants outstanding (in shares)		8,012,450
Additional Offering [Member]
Redemption price	$ 18	$ 18
Percentage multiplier	115.00%	115.00%
Common Class A [Member]
Period to file registration statement after initial business combination	20 days	20 days
Warrants and Rights Subject to Mandatory Redemption One [Member]
Percentage multiplier	180.00%	180.00%
Warrants and Rights Subject to Mandatory Redemption One [Member] | Common Class A [Member]
Redemption price	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Threshold trading days	20 days	20 days
Threshold consecutive trading days	30 days	30 days
Class of warrant or right redemption period	30 days	30 days
Warrants and Rights Subject to Mandatory Redemption Two [Member] | Common Class A [Member]
Redemption price	$ 0.1	$ 0.1
Notice period to redeem warrants	30 days	30 days
Trading days	10 days	10 days
Number of securities called by each warrant (in shares)	0.361	0.361
Class of Warrant or Right Redemption Period [Member]
Class of warrant or right redemption period		30 days
Minimum [Member] | Warrants and Rights Subject to Mandatory Redemption One [Member] | Common Class A [Member]
Share price	$ 18	$ 18
Minimum [Member] | Warrants and Rights Subject to Mandatory Redemption Two [Member] | Common Class A [Member]
Share price	10	10
Redemption price	$ 18	$ 18
Maximum [Member] | Additional Offering [Member]
Percentage multiplier	100.00%	100.00%
Maximum [Member] | Common Class A [Member] | Additional Offering [Member]
Share price	$ 9.2	$ 9.2
Aggregate gross proceeds	60.00%	60.00%